PHILOTIMO FOCUSED GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Shares	Value
54.71% BONDS

18.29% BANKS
Trust Financial Corp. 12/6/2023 3.750%	1,512,000	$ 1,497,362
Bank of America Corp 11/2/2029 6.000%(C)	500,000	494,686
Bank of America Corp. 9/15/14 Variable	1,000,000	987,500
BAC 6.1 PERP Corp.	500,000	495,750
Barclays PLC 8/09/2026 5.304%^ (US Treasury Note 7/15/2025 3.000% +2.300%)	500,000	487,745
Barclays PLC 11/22/2028 0.000% (C)	115,000	101,603
Citigroup, Inc. 10/29/12 Variable 1/30/2023 OPT	1,000,000	1,003,500
Citigroup, Inc. 4/30/2014 Var 6.3	353,000	343,292
Credit Agricole CIB SA 12/07/2023 5.000%	1,000,000	998,595
Fifth Third Bancorp 1/16/2024 4.300%	500,000	493,241
Goldman Sachs Group Inc. 7/17/2019 Variable	1,200,000	1,168,416
HSBC Holdings PLC 11/22/2024 1.162%^ (US Treasury Note 10/31/2023 0.375% + 0.650%)	500,000	489,370
HSBC USA, Inc. 1/30/2030 0.000% (C)	145,000	138,620
JPMorgan Float PERP Corp.	1,000,000	1,003,750
Schwab 5 3/8	1,000,000	955,720
Truist Financial Corp. 12/16/2019 Variable	1,750,000	1,715,070
Wells Fargo & Co. 5.9% PERP Corp.	1,000,000	986,250
Wells Fargo & Co. 11/14/2027 6.000%(C)	1,000,000	977,562
		14,338,032
14.55% FINANCIALS
Ally 7.200% 6/15/2026	1,000,000	993,094
Blackstone Private CRE 01/15/2025 2.700%	500,000	466,386
Capital One Financial 12/06/2024 1.343%^ (US Treasury 0.500% 11/30/2023 + 0.720%)	500,000	486,943
Capital One Financial 12/06/2023	1,000,000	983,837
Citigroup Inc. 10/30/2024 0.776%^ (US Treasury 10/15/2023 0.125% + 0.580%)	1,000,000	982,342
Citigroup Global Markets 1/22/2035 0.000% (C)	300,000	172,560
Citigroup Global Markets 10/1/2040 7.250% (C)	84,000	55,784
Citigroup Global Markets 3/19/2041 10.500% (C)	120,000	64,716
EPR Properties 4/1/2025 4.500%	1,000,000	947,254
EZ Corp. Inc. 5/1/2025 2.375%	1,000,000	919,686
EZ Corp. Inc 7/1/2024 2.875%	1,424,000	1,471,704
Ford Motor Credit Co. LLC 11/20/2024 6.950%	1,000,000	993,688
Goldman Sachs Group Inc. 11/4/2032 7.000%	1,000,000	1,000,812
GS Finance 9/25/2023 3.750% (C)	500,000	478,750
Kilroy Realty lP Note 8/13/2029 4.250%	1,000,000	850,951
Morgan Stanley 3/31/2035 0.000% (C)	95,000	54,150
Morgan Stanley 8/28/2025 6.000% (Quarterly US Libor +1.500%) (C)	500,000	488,375
		11,411,032
17.40% GOVERNMENT
Federal Home Loan Bank 3/30/2026 5.350%	1,000,000	990,740
Federal Home Loan Bank 3/13/2026 5.375% (C)	2,000,000	1,988,038
Federal Home Loan Bank 3/16/2028 6.000%	333,839	333,105
Federal Home Loan Bank 3/30/2028 6.000% (C)	1,000,000	1,000,000
Federal Home Loan Bank 3/30/2028 6.000%	1,000,000	994,677
Federal Home Loan Bank 2/10/2025 5.050%	1,000,000	989,922
Federal Home Loan Bank 3/13/2028 6.000%	500,000	497,197
Federal Home Loan Mortgage Corp. 12/23/2025 5.450%	1,000,000	992,890
Federal Home Loan Federal Farm Credit Bank 4/03/2036 6.320%	2,000,000	1,988,838
Federal Home Loan Federal Farm Credit Bank 4/12/2032 6.32%	1,000,000	985,795
Federal Home Loan Federal Farm Credit Bank 4/26/2038 6.05%	900,000	891,859
Federal Home Loan Federal Farm Credit Bank 5/10/2038 6.10%	1,000,000	992,642
Federal Home Loan Federal Farm Credit Bank 6/21/2038%	1,000,000	996,042
		13,641,745

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

1.72% INDUSTRIALS
Cimarex Energy Co. 5/15/2027 3.900%	415,000	$370,643
Microchip Technology Inc. 2/15/2024 0.972% (US Treasury 12/15/2023 0.125% + 0.800%)	1,000,000	968,849
Party City Holdings Inc. 8/15/2023 6.125%	1,000,000	12,290
		1,351,782
2.18% INSURANCE
Allstate Corp. 5/15/2057	1,000,000	970,100
Prudential Financial Inc. 5.2	750,000	741,128
		1,711,228
0.57%	SPECIAL PURPOSE
	Huntington Capital Trust 2/1/2027 5.525% (Quarterly US Libor +0.700%)	500,000	443,866
54.71%	TOTAL CORPORATE BONDS		42,897,685
37.13% COMMON STOCKS
12.76%	CONSUMER DISCRETIONARY
	Ainsworth Game Technology Limited(A)	2,500,409	1,748,934
	CarParts.Com, Inc.(A)	667,932	2,838,711
	The Container Store Group, Inc.	11,743	36,873
	Inspired Entertainment, Inc. (A)	305,616	4,495,611
	Lazydays Holdings, Inc. (A)	3	35
	One Group Hospitality, Inc. (A)	121,554	889,775
			10,009,939
0.50%	CONSUMER STAPLES
	Lifeway Foods, Inc. (A)	57,702	388,334
9.74%	FINANCIALS
	EZCorp, Inc. - Class A (A)	500,328	4,192,749
	SCS Group PLC	1,054,860	2,049,703
	U.S. Global Investors, Inc. - Class A	456,885	1,398,068
			7,640,520
1.53%	HEALTHCARE
	Biote Corp. A (A)	14,437	97,594
	MiMedx Group, Inc. (A)	166,985	1,103,771
			1,201,365
1.44%	INDUSTRIALS
	Aqua Metals, Inc. (A)	117,107	137,015
	Orion Energy Systems, Inc. (A)	606,941	989,314
			1,126,329
6.09% INFORMATION TECHNOLOGY
	Data I/O Corp.(A)	327,401	1,404,550
	eGain Corp.(A)	449,680	3,368,103
			4,772,653
1.08%	INTERNET & DIRECT MARKETING
	CDON AB(A)	75,828	843,678
3.99%	UTILILTIES
	Mammoth Energy Service, Inc. (A)	647,732	3,128,546
37.13% TOTAL COMMON STOCKS			29,111,364
3.12%	PREFERRED STOCK
	Fossil Group, Inc. 7.000%, 11/30/2026	130,000	2,449,200

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

3.12%	TOTAL PREFERRED STOCK		$2,449,200
5.91% MONEY MARKET FUND
	Federated Government Obligations Fund 4.92% (B)	4,631,258	4,631,258
100.87%	TOTAL INVESTMENTS		$79,089,507
(0.87%)	Liabilities in excess of other assets		(678,097)
100.00%	NET ASSETS		$78,411,410

(A)Non-income producing

(B)Effective 7 day yield as of June 30, 2023

(C)Structured Note

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$29,111,364	$-	$-	$29,111,364
CORPORATE BONDS	-	42,897,685	-	42,897,685
PREFERRED STOCK	2,449,200	-	-	2,449,200
MONEY MARKET FUNDS	4,631,258	-	-	4,631,258
TOTAL INVESTMENTS	$36,191,822	$42,897,685	$-	$79,089,507

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2023.
At June 30, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $84,371,789 and the related tax-based net unrealized appreciation (depreciation) consists of:
	Gross unrealized appreciation		$3,142,600
	Gross unrealized depreciation		(8,424,882)
	Net unrealized appreciation		$(5,282,282)